Other disclosures - Subsidiaries and other investments (Details)	Dec. 31, 2023	Jul. 01, 2023
Aptuit Global LLC, Princeton, United States
Interests in other entities
Voting rights % held in subsidiary	100.00%
Aptuit (Verona) SRL, Verona, Italy
Interests in other entities
Voting rights % held in subsidiary	100.00%
Aptuit (Oxford) Ltd., Abingdon, United Kingdom
Interests in other entities
Voting rights % held in subsidiary	100.00%
Aptuit (Potters Bar) Ltd, Abingdon, United Kingdom
Interests in other entities
Voting rights % held in subsidiary	100.00%
Cyprotex Discovery Ltd., Manchester, United Kingdom
Interests in other entities
Voting rights % held in subsidiary	100.00%
Cyprotex Ltd., Manchester, United Kingdom
Interests in other entities
Voting rights % held in subsidiary	100.00%
Cyprotex US, LLC., Framingham, United States
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (France) SAS, Toulouse, France
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec ID (Lyon) SAS, Marcy l'Etoile, France
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (Hamburg) GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec GT GmbH, Orth an der Donau, Austria
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (India) Private Limited, Thane, India*
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec International GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (Munchen) GmbH, Martinsried, Germany
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (UK) Ltd., Abingdon, United Kingdom
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (US), Inc., Princeton, United States
Interests in other entities
Voting rights % held in subsidiary	100.00%
Just-Evotec Biologics, Inc, Seattle, United States
Interests in other entities
Voting rights % held in subsidiary	100.00%
Just-Evotec Biologics EU SAS, Toulouse, France
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec Drug Substance (Germany), Halle, Germany
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (Modena) Srl., Medolla, Italy
Interests in other entities
Voting rights % held in subsidiary	100.00%
NephThera GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in subsidiary	100.00%
Percentage of interest acquired		50.00%
Evotec Asia Pte. Ltd., Shenton, Singapore
Interests in other entities
Voting rights % held in subsidiary	100.00%
Ananke Therapeutics Inc, Boston, United States
Interests in other entities
Voting rights % held in associates	19.88%
Autobahn Labs, Palo Alto, United States
Interests in other entities
Voting rights % held in associates	35.26%
Breakpoint Therapeutics GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in associates	34.03%
Curexsys GmbH, Gttingen, Germany
Interests in other entities
Voting rights % held in associates	43.44%
Dark Blue Therapeutics LTD, Oxford, United Kingdom
Interests in other entities
Voting rights % held in associates	38.97%
Eternygen GmbH, Berlin, Germany
Interests in other entities
Voting rights % held in associates	24.97%
Quantro Therapeutics GmbH, Wien, Austria
Interests in other entities
Voting rights % held in associates	38.79%
Topas Therapeutics GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in associates	23.61%
Centauri Therapeutics Ltd., Sandwich (Kent), United Kingdom
Interests in other entities
Voting rights % held in associates	20.04%
Aeovian Pharmaceuticals Inc., San Francisco, United States
Interests in other entities
Voting rights % held in other investments	3.51%
AgroBio SAS, Paris, France
Interests in other entities
Voting rights % held in other investments	10.01%
Aurobac Therapeutics SAS, Lyon, France
Interests in other entities
Voting rights % held in other investments	12.50%
Blacksmith Medicines Inc. San Diego, USA
Interests in other entities
Voting rights % held in other investments	17.94%
Cajal Neuroscience Inc., Seattle, USA
Interests in other entities
Voting rights % held in other investments	1.52%
Carma Fund I, Munich, Germany
Interests in other entities
Voting rights % held in other investments	10.00%
Carrick Therapeutics Ltd., Dublin, Ireland
Interests in other entities
Voting rights % held in other investments	2.78%
Celmatix
Interests in other entities
Voting rights % held in other investments	12.35%
Curie Bio LLC, Boston, United States
Interests in other entities
Voting rights % held in other investments	0.11%
Curie Bio Seed Fund I L.P., Boston, United States
Interests in other entities
Voting rights % held in other investments	2.83%
Exscientia plc (before: Exscientia Ltd.), Oxford, United Kingdom
Interests in other entities
Voting rights % held in other investments	11.41%
Extend Srl, Rome, Italy
Interests in other entities
Voting rights % held in other investments	10.00%
Fibrocor LLP, Toronto, Canada
Interests in other entities
Voting rights % held in other investments	16.26%
Fibrocor Therapeutics Inc., Toronto, Canada
Interests in other entities
Voting rights % held in other investments	8.83%
IMIDomics Inc., San Francisco, United States
Interests in other entities
Voting rights % held in other investments	8.15%
Immunitas, Therapeutics, Inc., Waltham, United States
Interests in other entities
Voting rights % held in other investments	5.58%
Leon Nanodrugs GmbH, Mnchen, Germany
Interests in other entities
Voting rights % held in other investments	12.44%
Mission BioCapital V LP, Cambridge, United States
Interests in other entities
Voting rights % held in other investments	3.64%
OxVax Limited, Oxford, United Kingdom
Interests in other entities
Voting rights % held in other investments	15.33%
Pancella/Pluristyx
Interests in other entities
Voting rights % held in other investments	5.69%
Sernova Corp., Ontario, Canada
Interests in other entities
Voting rights % held in other investments	5.16%
Tubulis GmbH, Munich, Germany
Interests in other entities
Voting rights % held in other investments	9.60%